Commission and Fee Income (Tables)	6 Months Ended
Jun. 30, 2024
Commissions and Fee Income [Abstract]
Disaggregation of revenues by product type and business segment based on IFRS 15 [text block table]
Disaggregation of revenues by product type and business segment
	Three months ended Jun 30, 2024
in € m. (unless stated otherwise)	Corporate Bank	Investment Bank	Private Bank	Asset Management	Corporate & Other	Total Consolidated
Major type of services:
Commissions for administration	53	12	67	4	(0)	136
Commissions for assets under management	5	0	99	917	(0)	1,020
Commissions for other securities	130	(0)	10	0	0	141
Underwriting and advisory fees	11	431	1	0	(2)	441
Brokerage fees	5	80	258	9	0	353
Commissions for local payments	133	1	222	0	(0)	355
Commissions for foreign commercial business	124	8	5	0	(9)	128
Commissions for foreign currency/exchange business	1	0	1	0	(0)	2
Commissions for loan processing and guarantees	176	95	61	0	0	333
Intermediary fees	5	0	106	0	3	114
Fees for sundry other customer services	28	126	24	30	2	210
Total fee and commissions income	672	754	854	960	(6)	3,233
Gross expense						(640)
Net fees and commissions						2,594

	Three months ended Jun 30, 2023
in € m. (unless stated otherwise)	Corporate Bank	Investment Bank	Private Bank	Asset Management	Corporate & Other	Total Consolidated
Major type of services:
Commissions for administration	52	12	64	4	(1)	130
Commissions for assets under management	4	0	100	904	(0)	1,008
Commissions for other securities	122	(0)	9	0	0	132
Underwriting and advisory fees	7	247	4	0	3	260
Brokerage fees	5	69	234	10	0	318
Commissions for local payments	116	0	251	0	(0)	366
Commissions for foreign commercial business	116	3	6	0	(7)	118
Commissions for foreign currency/exchange business	2	0	1	0	(0)	3
Commissions for loan processing and guarantees	155	87	53	0	1	296
Intermediary fees	6	(0)	86	0	1	93
Fees for sundry other customer services	73	70	(4)	29	1	169
Total fee and commissions income	660	487	804	947	(3)	2,894
Gross expense						(573)
Net fees and commissions						2,321

	Six months ended Jun 30, 2024
in € m. (unless stated otherwise)	Corporate Bank	Investment Bank	Private Bank	Asset Management	Corporate & Other	Total Consolidated
Major type of services:
Commissions for administration	105	29	130	7	(0)	271
Commissions for assets under management	9	0	199	1,809	0	2,018
Commissions for other securities	226	0	18	1	0	245
Underwriting and advisory fees	34	866	4	0	20	924
Brokerage fees	12	159	568	22	1	762
Commissions for local payments	271	0	446	0	1	718
Commissions for foreign commercial business	240	15	10	0	(16)	250
Commissions for foreign currency/exchange business	3	0	2	0	(0)	5
Commissions for loan processing and guarantees	344	179	139	0	0	662
Intermediary fees	16	0	203	0	6	226
Fees for sundry other customer services	107	232	43	58	4	445
Total fee and commissions income	1,368	1,481	1,763	1,897	17	6,526
Gross expense						(1,320)
Net fees and commissions						5,207

	Six months ended Jun 30, 2023
in € m. (unless stated otherwise)	Corporate Bank	Investment Bank	Private Bank	Asset Management	Corporate & Other	Total Consolidated
Major type of services:
Commissions for administration	102	25	122	7	(1)	255
Commissions for assets under management	9	0	187	1,759	(0)	1,955
Commissions for other securities	223	(0)	20	0	0	243
Underwriting and advisory fees	23	583	10	0	(3)	613
Brokerage fees	10	139	543	15	(9)	698
Commissions for local payments	237	1	494	0	0	732
Commissions for foreign commercial business	239	13	12	0	(13)	251
Commissions for foreign currency/exchange business	3	0	2	0	(0)	5
Commissions for loan processing and guarantees	309	159	115	0	0	584
Intermediary fees	12	(0)	164	0	5	181
Fees for sundry other customer services	148	122	6	57	2	335
Total fee and commissions income	1,316	1,042	1,674	1,838	(17)	5,853
Gross expense						(1,185)
Net fees and commissions						4,669